Operating Income - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) bond	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Other Income [Line Items]
Total operating income	€ 70,939	€ 38,176	€ 26,566
Industrial income recognized	67,002	28,565	20,195
Revenue	70,939	38,176	26,566
Research tax credit (CIR)	3,937	9,610	€ 6,371
C I R Tax Credit [Member]
Disclosure Of Other Income [Line Items]
Research tax credit (CIR)	3,415	€ 5,807
Ipsen
Disclosure Of Other Income [Line Items]
Total operating income	8,700
Deferred income	40,000
Sale price, clinical trial phase	40,000
Revenue	€ 8,700
Ipsen | Performance obligations satisfied over time
Disclosure Of Other Income [Line Items]
Number of Performance Obligations | bond	4